N-6	Apr. 10, 2024 USD ($)
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Apr. 10, 2024
Amendment Flag	false
Lincoln LifeGoals VUL
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	There are no charges for a Full Surrender or a Withdrawal.	•Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as transferring Policy Value between Sub-Accounts or exercising certain benefits.	•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy,
Administrative Fees, mortality and expense risk charges and Policy
Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age,
Target Age and gender). You should review your Policy Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.46%	3.17%
	*As a percentage of Underlying Fund assets.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	There are no charges for a Full Surrender or a Withdrawal.	•Policy Charges and Fees

Transaction Charges [Text Block]
Transaction Charges	You may be charged for other transactions, such as transferring Policy Value between Sub-Accounts or exercising certain benefits.	•Policy Charges and Fees

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
•In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy,
Administrative Fees, mortality and expense risk charges and Policy
Loan interest.
•Certain fees are set based on characteristics of the Insured (e.g., age,
Target Age and gender). You should review your Policy Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
				•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.46%	3.17%
	*As a percentage of Underlying Fund assets.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.46%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.17%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets.
Investment Restrictions [Text Block]	•We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.•We reserve the right to add, remove, or substitute Sub-Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may discontinue offering their shares to the Sub-Accounts.•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Optional Benefit Restrictions [Text Block]	•N/A
Tax Implications [Text Block]	•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.•Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	•Investment professionals typically receive compensation for selling the Policy to investors.•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).•Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy Specifications for information about the specific fees you will pay each year based on the options you have elected. The fees shown in the tables below are the maximums we can charge. Transaction Fees The first table describes the fees and expenses that you will pay at the time that you buy your Policy, surrender or make withdrawals from your Policy, or transfer cash value between Sub-Accounts.
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	N/A	N/A
Premium Tax	Company does not assess a Premium Tax to the Owner	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer
Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33333 per $1,000
•Minimum: $0.02667 per $1,000
•Maximum Charge for a Representative Insured (male, Issue Age 40, Target Age 65, in year one): $0.17771 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.6%, effective annual rate, as a percentage of Separate Account Value, calculated monthly[1]
Administrative Fee*	Monthly	An amount up to a maximum of $0.31263 per $1,000 of Initial Life Insurance Amount[2]
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	As an annualized percentage of the loaned amount[3]
0.25%
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. There are no charges for in force illustrations performed through the online self-service. We reserve the right to charge a $25 fee for an outbound wire. You may obtain more information about the particular charges that would apply to you by using our online self-service capabilities or by requesting a personalized policy illustration from your registered representative.[1]Guaranteed at an effective annual rate of 0.6% in Policy Years 1-20.[2]The amount is based on the gender, Target Age, and Issue Age of the Insured and begins on the Policy Date. The maximum amount is $0.31263 per $1,000, the minimum amount is $0.10290 per $1,000, and the maximum charge for a representative Insured is $0.1262 per $1,000.[3]Although deducted annually, interest accrues daily. When you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 0.25% in all Policy Years.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds available under the Policy, including their annual expenses, may be found in Appendix A: Funds Available Under the Policy.
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.46%	3.17%*
*The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge Imposed on Premiums (Load)	N/A	N/A
Premium Tax	Company does not assess a Premium Tax to the Owner	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25 for each additional transfer

Sales Load, Description [Text Block]	Maximum Sales Charge Imposed on Premiums (Load)
Sales Load, When Deducted [Text Block]	N/A
Premium Taxes, Description [Text Block]	Premium Tax
Premium Taxes, When Deducted [Text Block]	Company does not assess a Premium Tax to the Owner
Deferred Sales Charge, Description [Text Block]	Maximum Deferred Sales Charge (Load)
Deferred Sales Charge, When Deducted [Text Block]	N/A
Transfer Fees, Description [Text Block]	Transfer Fee
Transfer Fees, When Deducted [Text Block]	Applied to any transfer request in excess of 24 made during any Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Periodic Charges [Table Text Block]	Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and operating expenses.
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charges
Cost of Insurance*	Monthly	As a dollar amount per $1,000 of Net Amount at Risk:
•Maximum: $83.33333 per $1,000
•Minimum: $0.02667 per $1,000
•Maximum Charge for a Representative Insured (male, Issue Age 40, Target Age 65, in year one): $0.17771 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Monthly	Maximum of 0.6%, effective annual rate, as a percentage of Separate Account Value, calculated monthly[1]
Administrative Fee*	Monthly	An amount up to a maximum of $0.31263 per $1,000 of Initial Life Insurance Amount[2]
Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	As an annualized percentage of the loaned amount[3]
0.25%
*Charge varies based on individual characteristics of the Insured. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. There are no charges for in force illustrations performed through the online self-service. We reserve the right to charge a $25 fee for an outbound wire. You may obtain more information about the particular charges that would apply to you by using our online self-service capabilities or by requesting a personalized policy illustration from your registered representative.[1]Guaranteed at an effective annual rate of 0.6% in Policy Years 1-20.[2]The amount is based on the gender, Target Age, and Issue Age of the Insured and begins on the Policy Date. The maximum amount is $0.31263 per $1,000, the minimum amount is $0.10290 per $1,000, and the maximum charge for a representative Insured is $0.1262 per $1,000.[3]Although deducted annually, interest accrues daily. When you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 0.25% in all Policy Years.
Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Maximum Charge for a Representative Insured (male, Issue Age 40, Target Age 65, in year one): $0.17771 per $1,000
Insurance Cost (of Face Amount), Maximum [Percent]	83.33333%
Insurance Cost (of Face Amount), Minimum [Percent]	0.02667%
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Charge (“M&E”)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.60%
Mortality And Expense Risk Fees, Footnotes [Text Block]	Guaranteed at an effective annual rate of 0.6% in Policy Years 1-20.
Administrative Expenses, Description [Text Block]	Administrative Fee
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense (of Face Amount), Maximum [Percent]	0.31263%
Administrative Expense, Footnotes [Text Block]	The amount is based on the gender, Target Age, and Issue Age of the Insured and begins on the Policy Date. The maximum amount is $0.31263 per $1,000, the minimum amount is $0.10290 per $1,000, and the maximum charge for a representative Insured is $0.1262 per $1,000.
Annual Portfolio Company Expenses [Table Text Block]
Annual Fund Expenses	Minimum	Maximum
(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.46%	3.17%*

Portfolio Company Expenses [Text Block]	(expenses are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.46%
Portfolio Company Expenses Maximum [Percent]	3.17%
Portfolio Company Expenses, Footnotes [Text Block]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect.
Item 5. Principal Risks [Table Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFITSThe “Death Benefit Proceeds” is the amount payable to the Beneficiary upon the death of the Insured. Loans, loan interest, Withdrawals, and overdue charges (such as Monthly Deductions), if any, are deducted prior to payment of the Death Benefit Proceeds. Certain policy options may impact the amount payable as Death Benefit Proceeds in your Policy. Death Benefit Proceeds The Death Benefit Proceeds payable upon the death of the Insured will be the greater of: 1)the amount determined under the Death Benefit Option in effect on the date of the Insured’s death, plus any amount payable upon death from other benefits, less any Debt and less any Withdrawals processed after the Insured’s date of death; or2)an amount equal to the Accumulation Value on the date of the Insured’s death, multiplied by the applicable percentage shown in the Corridor Percentages Table in the Policy Specifications, plus any amount payable upon death from benefits, less any Debt and less any Withdrawals processed after the Insured’s date of death. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.) Death Benefit Options Death Benefit Option 2 is the Death Benefit Option in effect on the Policy Date as shown in the Policy Specifications and as described below. Death Benefit Option 1 will be available if you choose to elect a change during the Death Benefit Option Change Period as described in the Changes in Insurance provision of your Policy.
Option	Death Benefit Option	Variability
1	The Life Insurance Amount on the date of the Insured’s death.	None, level death benefit
2	The Life Insurance Amount on the date of the Insured’s death plus the Accumulation Value on the date of death, less any Withdrawals processed after the Insured’s date of death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts.
A Withdrawal after the date of death is an amount we may have paid to the Owner after the date of the Insured’s death but before the death of the Insured was reported to us. The Death Benefit Option in effect will impact the Cost of Insurance Charge because the Cost of Insurance Charge is based upon the Net Amount at Risk. The Net Amount at Risk for your Policy is the difference between the death benefit and the Accumulation Value of your Policy. Therefore, for example, if you choose Death Benefit Option 1, if your Accumulation Value increases (because of positive investment results), your Cost of Insurance Charge may be less than if your Accumulation Value did not increase or declined. (See section headed “Cost of Insurance” for discussion of Cost of Insurance Charges.) The death benefit payable under any of the death benefit options will also be reduced by the amount necessary to repay the Debt in full and, if the Policy is within the Grace Period, any payment required to keep the Policy in force. Withdrawals may also reduce the death benefit payable under any of the death benefit options (See section headed “Policy Surrenders - Withdrawal” for details as to the impact a Withdrawal will have on the death benefit payable under each option.)Changes to the Life Insurance Amount and Death Benefit Options Upon your request while the Insured is living, the insurance coverage may be changed as described in this section. Changes in insurance coverage will be effective on the Monthly Anniversary Day on or next following the date we approve your request for the change, unless another date acceptable to us is requested. No increase or decrease in insurance coverage is allowed except for a change to the Death Benefit Option. Change in Death Benefit Option. You may change from Death Benefit Option 2 to Death Benefit Option 1 during the Death Benefit Option Change Period shown in the Policy Specifications. If you do, the following will occur: a.The Life Insurance Amount will be increased by the Accumulation Value. If there is no Accumulation Value, the Life Insurance Amount will not increase.b.If the Policy has a Guideline Level Premium not less than zero, and a decrease will not result in the Policy becoming a Modified Endowment Contract, the Life Insurance Amount will then be immediately decreased to the amount that will produce a Guideline Level Premium (as defined in Internal Revenue Code Section 7702) of zero unless the sum of Premiums paid less Withdrawals exceeds the cumulative sum of Guideline Level Premiums. In that case, the Life Insurance Amount will be decreased to the amount that will produce a Guideline Single Premium (as defined in Internal Revenue Code Section 7702) equal to the sum of paid Premiums less Withdrawals.Death Benefit Qualification Test This Policy is issued with the “Guideline Premium Test” defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”). The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. Should you have any questions regarding the Guideline Premium Test, please consult with a qualified tax advisor. Please ask your registered representative for illustrations which demonstrate the impact of the Guideline Premium Test on your Policy.Payment of Death Benefit Proceeds Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us. After receipt at our Administrative Office of proof of death of the Insured and any other necessary claims requirements, the Death Benefit Proceeds will be paid. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	Changes to the Life Insurance Amount and Death Benefit Options Upon your request while the Insured is living, the insurance coverage may be changed as described in this section. Changes in insurance coverage will be effective on the Monthly Anniversary Day on or next following the date we approve your request for the change, unless another date acceptable to us is requested. No increase or decrease in insurance coverage is allowed except for a change to the Death Benefit Option. Change in Death Benefit Option. You may change from Death Benefit Option 2 to Death Benefit Option 1 during the Death Benefit Option Change Period shown in the Policy Specifications. If you do, the following will occur: a.The Life Insurance Amount will be increased by the Accumulation Value. If there is no Accumulation Value, the Life Insurance Amount will not increase.b.If the Policy has a Guideline Level Premium not less than zero, and a decrease will not result in the Policy becoming a Modified Endowment Contract, the Life Insurance Amount will then be immediately decreased to the amount that will produce a Guideline Level Premium (as defined in Internal Revenue Code Section 7702) of zero unless the sum of Premiums paid less Withdrawals exceeds the cumulative sum of Guideline Level Premiums. In that case, the Life Insurance Amount will be decreased to the amount that will produce a Guideline Single Premium (as defined in Internal Revenue Code Section 7702) equal to the sum of paid Premiums less Withdrawals.Death Benefit Qualification Test This Policy is issued with the “Guideline Premium Test” defined in Section 7702 of the Internal Revenue Code of 1986 as amended (“Code”). The Guideline Premium Test calculates the maximum amount of Premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a Premium amount in excess of this amount will disqualify the Policy as life insurance, we will return to you any amount of such excess. The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the Policy Specifications when you receive your Policy. Should you have any questions regarding the Guideline Premium Test, please consult with a qualified tax advisor. Please ask your registered representative for illustrations which demonstrate the impact of the Guideline Premium Test on your Policy.
Item 11. Other Benefits Available (N-6) [Text Block]	OTHER BENEFITS AVAILABLE UNDER THE POLICY In addition to the Death Benefit under the Policy, other standard and optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the Fee Table.
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Protection	Provides No-Lapse protection until Target Age if the minimum Premium requirement is met each year.	Standard
•Available at issue.
•Must meet the No-Lapse test.
•If Death Benefit Option changes this provision
terminates.
•Automatically terminates at the end of the No-Lapse
Period.
•Please see additional information under the Lapses
and Reinstatement section.

Overloan Protection	Provides that your Policy will not lapse solely based on Debt exceeding the Cash Value.	Standard
Automatically issued at Policy purchase.
To activate the benefit:
•The overloan conditions must be met for the benefit
to activate.
Once activated the following changes will be made to
your Policy:
•We will no longer allow Premium Payments,
Withdrawals or additional loans.
•The Separate Account Value will be transferred to the
Loan Account.
•Please see additional information under the Lapses
and Reinstatement section.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk exposure to market volatility.	Optional	•Is available on a quarterly, semi-annual and annual basis.
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.Optional Sub-Account Allocation Program You may elect to participate in the Automatic Rebalancing program. There is currently no charge for this program. Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing.
Automatic Rebalancing is available on a quarterly, semi-annual and annual basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office.Continuation of Coverage If the Insured is still living at age 121, and the Policy is still in force and has not been surrendered, the Policy will remain in force until policy surrender or death of the Insured. There are certain changes that will take place: 1)we will not accept Premium Payments;2)we will make no further deductions;3)policy values held in the Separate Account will be transferred to the Money Market Sub-Account;4)we will change the Death Benefit Option to Death Benefit Option 1, if applicable, and not allow any more changes;5)we will not transfer amounts to the Sub-Accounts; and6)we will not allow any changes to the Life Insurance Amount.However, loan interest will continue to accrue. Provisions may vary in certain states. This provision will not continue any rider attached to this Policy beyond the date for such rider’s termination, as provided in the rider. If this Policy is in the Grace Period at the Insured’s Attained Age 121, you will need to pay the minimum amount required to remove this Policy from the Grace Period in order to guarantee continuation of this Policy beyond the Insured’s Attained Age 121. Termination of Coverage All policy coverage terminates on the earliest of: 1)Full Surrender of the Policy;2)death of the Insured; or3)failure to pay the necessary amount of Premium to keep your Policy in force.State Regulation The state in which your Policy is issued will govern whether or not certain features, riders, charges, restrictions, limitations and fees will be allowed in your Policy. You should refer to your Policy for these state specific features. All material state variations are discussed in this prospectus, however, non-material variations may not be discussed. Please contact the Administrative Office or your registered representative regarding availability.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Protection	Provides No-Lapse protection until Target Age if the minimum Premium requirement is met each year.	Standard
•Available at issue.
•Must meet the No-Lapse test.
•If Death Benefit Option changes this provision
terminates.
•Automatically terminates at the end of the No-Lapse
Period.
•Please see additional information under the Lapses
and Reinstatement section.

Overloan Protection	Provides that your Policy will not lapse solely based on Debt exceeding the Cash Value.	Standard
Automatically issued at Policy purchase.
To activate the benefit:
•The overloan conditions must be met for the benefit
to activate.
Once activated the following changes will be made to
your Policy:
•We will no longer allow Premium Payments,
Withdrawals or additional loans.
•The Separate Account Value will be transferred to the
Loan Account.
•Please see additional information under the Lapses
and Reinstatement section.

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Automatic Rebalancing	To periodically restore Sub-Account exposure to a pre- determined level selected by the policyholder to reduce potential risk exposure to market volatility.	Optional	•Is available on a quarterly, semi-annual and annual basis.
Policy Loans	Borrow against the Surrender Value of your Policy.	Optional
•We may limit the amount of your loan so that total
Debt under the Policy will not exceed 90% of an
amount equal to the Accumulation Value less
Surrender Charge.
•Amounts transferred to the Loan Account do not
participate in the performance of the Sub-Accounts or
the Fixed Account.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description ofRestrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 18. Portfolio Companies (N-6) [Text Block]	APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	8.75%	7.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.91%[2]	22.29%	13.36%	9.30%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.16%[2]	15.79%	8.03%	5.51%
Growth of capital.	American Funds Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Long-term growth of capital.	American Funds International Fund - Class 4	1.03%	15.56%	4.58%	3.15%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.82%[2]	3.51%	0.57%	1.24%
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	15.67%	8.37%	4.43%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.77%[2]	16.97%	12.33%	9.64%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class II (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	1.10%	24.13%	8.05%	6.38%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	43.66%	15.22%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	12.62%	10.46%	6.83%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.01%[2]	-7.14%	9.08%	-0.97%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%[2]	10.02%	1.57%	2.20%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.94%[2]	9.20%	2.91%	2.99%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.12%	16.36%	11.33%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.83%	35.89%	19.34%	14.51%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	14.80%	12.17%	7.85%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.90%	9.18%	3.47%	3.10%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	7.75%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	11.28%	7.15%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	16.90%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.14%[2]	8.94%	6.25%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.19%	10.51%	7.23%	6.53%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	14.62%	7.44%	4.64%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%[2]	8.55%	6.88%	4.90%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%[2]	11.99%	13.64%	10.12%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.18%[2]	26.70%	13.41%	8.86%
Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Service Shares	0.43%[2]	4.79%	1.64%	1.02%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio - Advisor Shares	1.36%[2]	7.53%	4.00%	N/A
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC	1.17%	19.38%	12.73%	8.73%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	20.64%	8.43%	3.57%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.00%	12.10%	13.20%	8.65%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.93%	8.77%	9.53%	7.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	17.86%	8.15%	4.07%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.13%	17.82%	12.79%	8.66%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	45.95%	13.04%	11.39%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	13.27%	7.63%	5.72%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	1.02%[2]	16.12%	8.20%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class (formerly American Century VP Large Company Value Fund) advised by Lincoln Financial Investments Corporation	0.85%[2]	3.78%	10.37%	7.58%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	14.55%	8.17%	6.12%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	3.74%	0.98%	1.00%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	13.35%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	4.81%	2.90%	1.93%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.07%[2]	12.79%	4.50%	3.59%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	15.72%	7.72%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	22.36%	14.59%	10.69%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	21.35%	14.45%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	9.76%	2.86%	1.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.66%[2]	18.62%	6.47%	4.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	17.09%	12.53%	9.79%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	15.25%	11.14%	6.89%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	5.66%	1.04%	1.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.49%	4.69%	3.73%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%[2]	36.38%	13.28%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.72%	5.57%	1.14%	1.64%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.84%[2]	5.94%	1.75%	1.80%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	1.04%[2]	12.34%	5.19%	3.25%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	4.68%	1.56%	1.36%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.78%	10.86%	11.49%	8.24%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	1.10%[2]	16.10%	11.91%	8.06%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.80%	29.72%	15.45%	10.93%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	1.02%	47.90%	18.02%	12.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	1.13%[2]	12.24%	6.14%	5.94%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Service Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.98%	3.18%	7.78%	7.54%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.42%	9.55%	6.31%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	7.80%	11.10%	8.30%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	3.76%	-1.16%	0.01%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	19.81%	5.77%	3.19%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	4.61%	1.04%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	5.03%	0.52%	1.23%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.46%	5.02%	3.83%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	8.56%	2.48%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	17.27%	7.70%	3.76%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	15.75%	11.94%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	13.28%	7.11%	5.07%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	14.54%	7.77%	5.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.70%[2]	54.11%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	25.70%	15.12%	11.49%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.91%	1.62%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	16.21%	9.25%	6.47%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	9.99%	4.80%	3.71%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.82%	12.81%	6.86%	4.96%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.98%	7.42%	5.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	20.87%	13.22%	10.54%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	5.73%	0.33%	1.02%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	38.35%	16.68%	13.63%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	16.95%	12.17%	7.44%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.78%	6.19%	0.79%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.48%[2]	13.45%	3.87%	2.38%
Capital growth and appreciation.	Macquarie VIP Energy Series - Service Class[3] (formerly Delaware Ivy VIP Energy Portfolio) advised by Delaware Management Company	1.17%[2]	4.06%	7.75%	-2.41%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] (formerly Delaware Ivy VIP High Income Portfolio) advised by Delaware Management Company	0.96%	11.95%	4.46%	3.70%
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Mid Cap Growth Portfolio) advised by Delaware Management Company	1.10%[2]	19.59%	14.63%	10.47%
Growth of capital.	Macquarie VIP Science and Technology Series - Service Class[3] (formerly Delaware Ivy VIP Science and Technology Portfolio) advised by Delaware Management Company	1.15%	39.04%	17.17%	10.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth of capital.	Macquarie VIP Small Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Small Cap Growth Portfolio) advised by Delaware Management Company	1.14%[2]	13.11%	7.89%	6.28%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	35.51%	15.59%	12.69%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.22%	8.27%	6.27%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	-2.33%	8.05%	6.13%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.12%[2]	4.27%	6.55%	4.98%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	2.29%[2]	8.02%	5.90%	3.93%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.58%[2]	-7.93%	8.46%	-0.90%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.14%	6.99%	2.14%	2.22%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.67%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	19.90%	10.43%	8.03%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.01%	9.13%	13.48%	10.16%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.89%	4.69%	0.37%	1.43%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	15.67%	14.50%	10.26%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.17%[2]	20.69%	5.17%	1.18%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.85%[2]	2.82%	-2.23%	-0.76%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.36%	-3.84%	10.34%	-1.26%
Long-term total return.	Virtus Newfleet Multi- Sector Intermediate Bond Series - Class A Shares	0.94%[2]	8.69%	3.19%	2.94%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.[2]This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Macquarie VIP Series, Delaware Funds, Ivy Funds, LVIP Macquarie Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return. [4]The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.[5]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com. The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 4	0.80%	14.02%	8.92%	6.98%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 4	0.78%[2]	8.75%	7.18%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 4	0.91%[2]	22.29%	13.36%	9.30%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 4	1.16%[2]	15.79%	8.03%	5.51%
Growth of capital.	American Funds Growth Fund - Class 4	0.84%	38.13%	18.38%	14.07%
Long-term growth of capital and income.	American Funds Growth- Income Fund - Class 4	0.78%	25.82%	13.08%	10.63%
Long-term growth of capital.	American Funds International Fund - Class 4	1.03%	15.56%	4.58%	3.15%
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 4	0.82%[2]	3.51%	0.57%	1.24%
Long-term capital appreciation.	American Funds New World Fund® - Class 4	1.07%[2]	15.67%	8.37%	4.43%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 4	0.77%[2]	16.97%	12.33%	9.64%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Capital Appreciation.	ClearBridge Variable Growth Portfolio - Class II (formerly ClearBridge Variable Aggressive Growth Portfolio) advised by Legg Mason Partners Fund Advisor, LLC	1.10%	24.13%	8.05%	6.38%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.01%	43.66%	15.22%	N/A
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class II advised by Legg Mason Partners Fund Advisor, LLC	1.08%	12.62%	10.46%	6.83%
Total return.	Columbia VP Commodity Strategy Fund - Class 2	1.01%[2]	-7.14%	9.08%	-0.97%
High total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond Fund - Class 2	1.00%[2]	10.02%	1.57%	2.20%
Total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income Fund - Class 2	0.94%[2]	9.20%	2.91%	2.99%
To provide a high level of current income.	Eaton Vance VT Floating- Rate Income Fund - Initial Class	1.17%	11.21%	4.13%	3.22%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Service Class 2	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class 2	0.81%	33.12%	16.36%	11.33%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class 2	0.83%	35.89%	19.34%	14.51%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.82%	14.80%	12.17%	7.85%
High level of current income, and may also seek capital appreciation.	Fidelity® VIP Strategic Income Portfolio - Service Class 2	0.90%	9.18%	3.47%	3.10%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class I	1.10%[2]	7.75%	N/A	N/A
To provide total return. A fund of funds.	First Trust Dorsey Wright Tactical Core Portfolio – Class I	1.30%[2]	11.28%	7.15%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class I	1.20%[2]	16.90%	N/A	N/A
To maximize current income, with a secondary objective of capital appreciation.	First Trust Multi Income Allocation Portfolio - Class I	1.14%[2]	8.94%	6.25%	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I	1.19%	10.51%	7.23%	6.53%
Capital appreciation with income as a secondary objective.	Franklin Allocation VIP Fund - Class 4	0.92%[2]	14.62%	7.44%	4.64%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 4	0.81%[2]	8.55%	6.88%	4.90%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 4	1.00%[2]	11.99%	13.64%	10.12%
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 4	1.18%[2]	26.70%	13.41%	8.86%
Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.	Goldman Sachs VIT Government Money Market Fund - Service Shares	0.43%[2]	4.79%	1.64%	1.02%
Long-term growth of capital. A fund of funds.	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio - Advisor Shares	1.36%[2]	7.53%	4.00%	N/A
Growth of capital.	Hartford Capital Appreciation HLS Fund - Class IC	1.17%	19.38%	12.73%	8.73%
Capital Appreciation.	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares	1.25%[2]	20.64%	8.43%	3.57%
Capital growth and income.	Invesco V.I. Comstock Fund - Series II Shares	1.00%	12.10%	13.20%	8.65%
To seek to provide reasonable current income and long-term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series II Shares	0.93%	8.77%	9.53%	7.53%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series II Shares	0.82%	10.24%	9.64%	6.78%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series II Shares	1.15%	17.86%	8.15%	4.07%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series II Shares	1.13%	17.82%	12.79%	8.66%
Long-term capital growth.	LVIP AllianceBernstein Large Cap Growth Fund - Service Class (formerly LVIP T. Rowe Price Growth Stock Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	45.95%	13.04%	11.39%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	13.27%	7.63%	5.72%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Service Class (formerly American Century VP Balanced Fund) advised by Lincoln Financial Investments Corporation	1.02%[2]	16.12%	8.20%	N/A
Long-term capital growth, income is secondary objective.	LVIP American Century Large Company Value Fund - Service Class (formerly American Century VP Large Company Value Fund) advised by Lincoln Financial Investments Corporation	0.85%[2]	3.78%	10.37%	7.58%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.94%[2]	14.55%	8.17%	6.12%
Current income, consistent with the preservation of capital. A fund of funds.	LVIP American Preservation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.86%[2]	3.74%	0.98%	1.00%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	17.81%	13.66%	9.35%
High total investment return.	LVIP BlackRock Global Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.98%[2]	13.35%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.88%	4.81%	2.90%	1.93%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Service Class advised by Lincoln Financial Investments Corporation	1.07%[2]	12.79%	4.50%	3.59%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	15.72%	7.72%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	22.36%	14.59%	10.69%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	21.35%	14.45%	N/A
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	9.76%	2.86%	1.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.66%[2]	18.62%	6.47%	4.13%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	17.09%	12.53%	9.79%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	15.25%	11.14%	6.89%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long- term debt securities.	LVIP JPMorgan Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.74%	5.66%	1.04%	1.56%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	11.49%	4.69%	3.73%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.12%[2]	36.38%	13.28%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Macquarie Bond Fund - Service Class[3] (formerly LVIP Delaware Bond Fund) advised by Lincoln Financial Investments Corporation	0.72%	5.57%	1.14%	1.64%
Total return.	LVIP Macquarie Diversified Floating Rate Fund - Service Class[3] (formerly LVIP Delaware Diversified Floating Rate Fund) advised by Lincoln Financial Investments Corporation	0.88%[2]	5.31%	2.13%	1.43%
Maximum long-term total return consistent with reasonable risk.	LVIP Macquarie Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.84%[2]	5.94%	1.75%	1.80%
Total return and, as a secondary objective, high current income.	LVIP Macquarie High Yield Fund - Service Class[3] (formerly LVIP Delaware High Yield Fund) advised by Lincoln Financial Investments Corporation	1.04%[2]	12.34%	5.19%	3.25%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum total return, consistent with reasonable risk.	LVIP Macquarie Limited- Term Diversified Income Fund - Service Class[3] (formerly LVIP Delaware Limited-Term Diversified Income Fund) advised by Lincoln Financial Investments Corporation	0.83%[2]	4.68%	1.56%	1.36%
To maximize long-term capital appreciation.	LVIP Macquarie Mid Cap Value Fund - Service Class[3] (formerly LVIP Delaware Mid Cap Value Fund) advised by Lincoln Financial Investments Corporation	0.78%	10.86%	11.49%	8.24%
Long-term capital appreciation.	LVIP Macquarie SMID Cap Core Fund - Service Class[3] (formerly LVIP Delaware SMID Cap Core Fund) advised by Lincoln Financial Investments Corporation	1.10%[2]	16.10%	11.91%	8.06%
To maximize long-term capital appreciation.	LVIP Macquarie Social Awareness Fund - Service Class[3] (formerly LVIP Delaware Social Awareness Fund) advised by Lincoln Financial Investments Corporation	0.80%	29.72%	15.45%	10.93%
Long-term capital appreciation.	LVIP Macquarie U.S. Growth Fund - Service Class[3] (formerly LVIP Delaware U.S. Growth Fund) advised by Lincoln Financial Investments Corporation	1.02%	47.90%	18.02%	12.22%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Macquarie U.S. REIT Fund - Service Class[3] (formerly LVIP Delaware U.S. REIT Fund) advised by Lincoln Financial Investments Corporation	1.13%[2]	12.24%	6.14%	5.94%
Long-term capital appreciation.	LVIP Macquarie Value Fund - Service Class[3] (formerly LVIP Delaware Value Fund) advised by Lincoln Financial Investments Corporation	0.98%	3.18%	7.78%	7.54%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	1.05%[2]	14.42%	9.55%	6.31%
Capital Appreciation.	LVIP MFS Value Fund - Service Class advised by Lincoln Financial Investments Corporation	0.87%[2]	7.80%	11.10%	8.30%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Service Class advised by Lincoln Financial Investments Corporation	0.90%[2]	3.76%	-1.16%	0.01%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.00%[2]	19.81%	5.77%	3.19%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.93%[2]	4.61%	1.04%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%[2]	5.03%	0.52%	1.23%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%[2]	10.46%	5.02%	3.83%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.75%[2]	8.56%	2.48%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.64%[2]	17.27%	7.70%	3.76%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.60%[2]	15.75%	11.94%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	13.28%	7.11%	5.07%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.76%	14.54%	7.77%	5.45%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.	LVIP SSGA Nasdaq-100 Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.70%[2]	54.11%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Service Class[4] advised by Lincoln Financial Investments Corporation	0.48%	25.70%	15.12%	11.49%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.61%[2]	4.91%	1.62%	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Service Class advised by Lincoln Financial Investments Corporation	0.63%[2]	16.21%	9.25%	6.47%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.85%	9.99%	4.80%	3.71%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.82%	12.81%	6.86%	4.96%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.84%	13.98%	7.42%	5.28%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.97%[2]	20.87%	13.22%	10.54%
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Service Class advised by Lincoln Financial Investments Corporation	0.62%	5.73%	0.33%	1.02%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.57%[2]	24.91%	14.55%	10.81%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class advised by Lincoln Financial Investments Corporation	0.59%[2]	15.07%	6.84%	3.74%
Capital growth.	LVIP Wellington Capital Growth Fund - Service Class advised by Lincoln Financial Investments Corporation	0.95%[2]	38.35%	16.68%	13.63%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Service Class advised by Lincoln Financial Investments Corporation	1.04%[2]	16.95%	12.17%	7.44%
Maximize total return.	LVIP Western Asset Core Bond Fund - Service Class advised by Lincoln Financial Investments Corporation	0.78%	6.19%	0.79%	N/A
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Total return.	Macquarie VIP Asset Strategy Series - Service Class[3] (formerly Delaware Ivy VIP Asset Strategy Portfolio) advised by Delaware Management Company	0.85%[2]	13.90%	8.27%	3.48%
Long-term capital appreciation.	Macquarie VIP Emerging Markets Series - Service Class[3] (formerly Delaware VIP® Emerging Markets Series) advised by Delaware Management Company	1.48%[2]	13.45%	3.87%	2.38%
Capital growth and appreciation.	Macquarie VIP Energy Series - Service Class[3] (formerly Delaware Ivy VIP Energy Portfolio) advised by Delaware Management Company	1.17%[2]	4.06%	7.75%	-2.41%
To seek to provide total return through a combination of high current income and capital appreciation.	Macquarie VIP High Income Series - Service Class[3] (formerly Delaware Ivy VIP High Income Portfolio) advised by Delaware Management Company	0.96%	11.95%	4.46%	3.70%
Growth of capital.	Macquarie VIP Mid Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Mid Cap Growth Portfolio) advised by Delaware Management Company	1.10%[2]	19.59%	14.63%	10.47%
Growth of capital.	Macquarie VIP Science and Technology Series - Service Class[3] (formerly Delaware Ivy VIP Science and Technology Portfolio) advised by Delaware Management Company	1.15%	39.04%	17.17%	10.87%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth of capital.	Macquarie VIP Small Cap Growth Series - Service Class[3] (formerly Delaware Ivy VIP Small Cap Growth Portfolio) advised by Delaware Management Company	1.14%[2]	13.11%	7.89%	6.28%
Capital Appreciation.	Macquarie VIP Small Cap Value Series - Service Class[3] (formerly Delaware VIP® Small Cap Value Series) advised by Delaware Management Company	1.08%	9.10%	9.87%	6.77%
Capital Appreciation.	MFS® VIT Growth Series - Service Class advised by Massachusetts Financial Services Company	0.98%[2]	35.51%	15.59%	12.69%
Total return.	MFS® VIT Total Return Series - Service Class advised by Massachusetts Financial Services Company	0.86%[2]	10.22%	8.27%	6.27%
Total return.	MFS® VIT Utilities Series - Service Class advised by Massachusetts Financial Services Company	1.04%[2]	-2.33%	8.05%	6.13%
To seek both capital appreciation and current income.	Morgan Stanley VIF Global Infrastructure Portfolio - Class II	1.12%[2]	4.27%	6.55%	4.98%
Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.	PIMCO VIT All Asset Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	2.29%[2]	8.02%	5.90%	3.93%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.58%[2]	-7.93%	8.46%	-0.90%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
To seek maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Dynamic Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.14%	6.99%	2.14%	2.22%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class advised by Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.67%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IB	0.92%	19.90%	10.43%	8.03%
Capital Appreciation.	Putnam VT Global Health Care Fund - Class IB	1.01%	9.13%	13.48%	10.16%
High current income consistent with what the manager believes to be prudent risk.	Putnam VT Income Fund - Class IB	0.89%	4.69%	0.37%	1.43%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IB	0.82%	15.67%	14.50%	10.26%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 4	1.17%[2]	20.69%	5.17%	1.18%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 4	0.85%[2]	2.82%	-2.23%	-0.76%
Long-term capital appreciation by investing primarily in global resource securities.	VanEck VIP Global Resources Fund - Class S Shares	1.36%	-3.84%	10.34%	-1.26%
Long-term total return.	Virtus Newfleet Multi- Sector Intermediate Bond Series - Class A Shares	0.94%[2]	8.69%	3.19%	2.94%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this funds annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Lincoln LifeGoals VUL | FluctuatingInvestmentPerformanceMember
Prospectus:
Principal Risk [Text Block]	Fluctuating Investment Performance. A Sub-Account will increase and decrease in value according to investment performance of the Underlying Fund. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s and Underlying Fund’s objective and risk is found in this prospectus and in each Underlying Fund’s prospectus, respectively. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy’s Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance company’s fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims-paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees. For more information, please see the “Lincoln Life, The Separate Account and The General Account” sections of the Statement of Additional Information (SAI) or the “Transfers” section of this prospectus.
Lincoln LifeGoals VUL | UnsuitableforShortTermInvestmentMember
Prospectus:
Principal Risk [Text Block]	Unsuitable for Short-Term Investment. This Policy is intended for long-term financial and investment planning for persons needing death benefit protection, and it is unsuitable for short-term goals. Your Policy is not designed to serve as a vehicle for frequent trading.
Lincoln LifeGoals VUL | DecreasingDeathBenefitMember
Prospectus:
Principal Risk [Text Block]	Decreasing Death Benefit. Any outstanding Policy Loans and any amount that you have surrendered will reduce your Policy’s death benefit.
Lincoln LifeGoals VUL | ConsequencesofSurrenderMember
Prospectus:
Principal Risk [Text Block]	Consequences of Surrender. Depending on the amount of Premium paid, or any change in the Death Benefit Option, there may be little or no Cash Value available. Withdrawals may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full Surrenders and Withdrawals may result in tax consequences.
Lincoln LifeGoals VUL | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences. As noted in greater detail in the section headed “Tax Issues”, the federal income tax treatment of life insurance is complex and the current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences. You should always consult a tax advisor about the application of federal, state and local tax rules to your individual situation. The following discussion highlights tax risks in general, summary terms.
Lincoln LifeGoals VUL | TaxTreatmentofLifeInsuranceContractsMember
Prospectus:
Principal Risk [Text Block]	Tax Treatment of Life Insurance Contracts. Your Policy is designed to qualify for the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify as life insurance, you will be subject to the denial of those important benefits.
Lincoln LifeGoals VUL | TaxLawComplianceMember
Prospectus:
Principal Risk [Text Block]	Tax Law Compliance. We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy’s qualification as life insurance or may have other tax consequences.
Lincoln LifeGoals VUL | CyberSecurityandBusinessInterruptionRisksMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, systems failures and cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate your policy value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber-security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of policy-related transactions, including orders from Owners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the Underlying Funds invest, which may negatively affect the value of the Underlying Funds and the value of your Policy. There can be no assurance that we or the Underlying Funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Lincoln LifeGoals VUL | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Policy, including loss of principal.
Lincoln LifeGoals VUL | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.•Tax deferral is more beneficial to investors with a long-time horizon.
Lincoln LifeGoals VUL | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary depending on the performance of the investment options available under the Policy.•Each investment option (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.
Lincoln LifeGoals VUL | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	•Any obligations, guarantees, and benefits of the contract including the Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.
Lincoln LifeGoals VUL | Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]	•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.•Outstanding Policy Loans and Withdrawals will increase the risk of lapse. The death benefit will not be paid if the Policy has Lapsed.
Principal Risk [Text Block]	Policy Lapse. Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. Outstanding Policy Loans and Withdrawals will increase the risk of lapse.
Lincoln LifeGoals VUL | AmericanFundsAssetAllocationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Asset Allocation Fund - Class 4
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long term.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.92%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Lincoln LifeGoals VUL | AmericanFundsCapitalIncomeBuilderClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Capital Income Builder® - Class 4
Portfolio Company Objective [Text Block]	Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.75%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Lincoln LifeGoals VUL | AmericanFundsGlobalGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.29%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	9.30%
Lincoln LifeGoals VUL | AmericanFundsGlobalSmallCapitalizationFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Global Small Capitalization Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Lincoln LifeGoals VUL | AmericanFundsGrowthFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 4
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	38.13%
Average Annual Total Returns, 5 Years [Percent]	18.38%
Average Annual Total Returns, 10 Years [Percent]	14.07%
Lincoln LifeGoals VUL | AmericanFundsGrowthIncomeFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	25.82%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	10.63%
Lincoln LifeGoals VUL | AmericanFundsInternationalFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.56%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.15%
Lincoln LifeGoals VUL | AmericanFundsMortgageFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Mortgage Fund - Class 4
Portfolio Company Objective [Text Block]	To provide current income and preservation of capital.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	3.51%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.24%
Lincoln LifeGoals VUL | AmericanFundsNewWorldFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds New World Fund® - Class 4
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Lincoln LifeGoals VUL | AmericanFundsWashingtonMutualInvestorsFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds Washington Mutual Investors Fund - Class 4
Portfolio Company Objective [Text Block]	To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.97%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	9.64%
Lincoln LifeGoals VUL | ClearBridgeVariableGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio - Class II
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.13%
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.38%
Lincoln LifeGoals VUL | ClearBridgeVariableLargeCapGrowthPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Large Cap Growth Portfolio - Class II
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	43.66%
Average Annual Total Returns, 5 Years [Percent]	15.22%
Lincoln LifeGoals VUL | ClearBridgeVariableMidCapPortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class II
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Lincoln LifeGoals VUL | ColumbiaVPCommodityStrategyFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia VP Commodity Strategy Fund - Class 2
Portfolio Company Objective [Text Block]	Total return.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(7.14%)
Average Annual Total Returns, 5 Years [Percent]	9.08%
Average Annual Total Returns, 10 Years [Percent]	(0.97%)
Lincoln LifeGoals VUL | ColumbiaVPEmergingMarketsBondFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia VP Emerging Markets Bond Fund - Class 2
Portfolio Company Objective [Text Block]	High total return through current income and, secondarily, through capital appreciation.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	2.20%
Lincoln LifeGoals VUL | ColumbiaVPStrategicIncomeFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Columbia VP Strategic Income Fund - Class 2
Portfolio Company Objective [Text Block]	Total return, consisting of current income and capital appreciation.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	2.99%
Lincoln LifeGoals VUL | EatonVanceVTFloatingRateIncomeFundInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Eaton Vance VT Floating-Rate Income Fund - Initial Class
Portfolio Company Objective [Text Block]	To provide a high level of current income.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	11.21%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	3.22%
Lincoln LifeGoals VUL | FidelityVIPBalancedPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Balanced Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Lincoln LifeGoals VUL | FidelityVIPContrafundPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund®Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	33.12%
Average Annual Total Returns, 5 Years [Percent]	16.36%
Average Annual Total Returns, 10 Years [Percent]	11.33%
Lincoln LifeGoals VUL | FidelityVIPGrowthPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	35.89%
Average Annual Total Returns, 5 Years [Percent]	19.34%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Lincoln LifeGoals VUL | FidelityVIPMidCapPortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Lincoln LifeGoals VUL | FidelityVIPStrategicIncomePortfolioServiceClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Strategic Income Portfolio - Service Class 2
Portfolio Company Objective [Text Block]	High level of current income, and may also seek capital appreciation.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Lincoln LifeGoals VUL | FirstTrustCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	First Trust Capital Strength Portfolio – Class I
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Lincoln LifeGoals VUL | FirstTrustDorseyWrightTacticalCorePortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	First Trust Dorsey Wright Tactical Core Portfolio – Class I
Portfolio Company Objective [Text Block]	To provide total return. A fund of funds.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	11.28%
Average Annual Total Returns, 5 Years [Percent]	7.15%
Lincoln LifeGoals VUL | FirstTrustInternationalDevelopedCapitalStrengthPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	First Trust International Developed Capital Strength Portfolio – Class I
Portfolio Company Objective [Text Block]	To provide capital appreciation.
Current Expenses [Percent]	1.20%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Lincoln LifeGoals VUL | FirstTrustMultiIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	First Trust Multi Income Allocation Portfolio - Class I
Portfolio Company Objective [Text Block]	To maximize current income, with a secondary objective of capital appreciation.
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	8.94%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Lincoln LifeGoals VUL | FirstTrustDowJonesDividendIncomeAllocationPortfolioClassIMember
Prospectus:
Portfolio Company Name [Text Block]	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class I
Portfolio Company Objective [Text Block]	To provide total return by allocating among dividend-paying stocks and investment grade bonds.
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	10.51%
Average Annual Total Returns, 5 Years [Percent]	7.23%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Lincoln LifeGoals VUL | FranklinAllocationVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund - Class 4
Portfolio Company Objective [Text Block]	Capital appreciation with income as a secondary objective.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	7.44%
Average Annual Total Returns, 10 Years [Percent]	4.64%
Lincoln LifeGoals VUL | FranklinIncomeVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund - Class 4
Portfolio Company Objective [Text Block]	To maximize income while maintaining prospects for capital appreciation.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.55%
Average Annual Total Returns, 5 Years [Percent]	6.88%
Average Annual Total Returns, 10 Years [Percent]	4.90%
Lincoln LifeGoals VUL | FranklinRisingDividendsVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term capital appreciation; preservation of capital is also an important consideration.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	11.99%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Average Annual Total Returns, 10 Years [Percent]	10.12%
Lincoln LifeGoals VUL | FranklinSmallMidCapGrowthVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	26.70%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	8.86%
Lincoln LifeGoals VUL | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund - Service Shares
Portfolio Company Objective [Text Block]	Seeks maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Lincoln LifeGoals VUL | GoldmanSachsVITMultiStrategyAlternativesPortfolioAdvisorSharesMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	7.53%
Average Annual Total Returns, 5 Years [Percent]	4.00%
Lincoln LifeGoals VUL | HartfordCapitalAppreciationHLSFundClassICMember
Prospectus:
Portfolio Company Name [Text Block]	Hartford Capital Appreciation HLS Fund - Class IC
Portfolio Company Objective [Text Block]	Growth of capital.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	19.38%
Average Annual Total Returns, 5 Years [Percent]	12.73%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Lincoln LifeGoals VUL | InvescoOppenheimerVIInternationalGrowthFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Oppenheimer V.I. International Growth Fund - Series II Shares
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	20.64%
Average Annual Total Returns, 5 Years [Percent]	8.43%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Lincoln LifeGoals VUL | InvescoVIComstockFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund - Series II Shares
Portfolio Company Objective [Text Block]	Capital growth and income.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.10%
Average Annual Total Returns, 5 Years [Percent]	13.20%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Lincoln LifeGoals VUL | InvescoVIDiversifiedDividendFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund - Series II Shares
Portfolio Company Objective [Text Block]	To seek to provide reasonable current income and long-term growth of income and capital.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Lincoln LifeGoals VUL | InvescoVIEquityandIncomeFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Equity and Income Fund - Series II Shares
Portfolio Company Objective [Text Block]	Both capital appreciation and current income.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	9.64%
Average Annual Total Returns, 10 Years [Percent]	6.78%
Lincoln LifeGoals VUL | InvescoVIEQVInternationalEquityFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund - Series II Shares
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	8.15%
Average Annual Total Returns, 10 Years [Percent]	4.07%
Lincoln LifeGoals VUL | InvescoVIMainStreetSmallCapFundSeriesIISharesMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®- Series II Shares
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	12.79%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Lincoln LifeGoals VUL | LVIPTRowePriceGrowthStockFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP AllianceBernstein Large Cap Growth Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	45.95%
Average Annual Total Returns, 5 Years [Percent]	13.04%
Average Annual Total Returns, 10 Years [Percent]	11.39%
Lincoln LifeGoals VUL | LVIPAmericanBalancedAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Balanced Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.27%
Average Annual Total Returns, 5 Years [Percent]	7.63%
Average Annual Total Returns, 10 Years [Percent]	5.72%
Lincoln LifeGoals VUL | LVIPAmericanCenturyBalancedFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Balanced Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	16.12%
Average Annual Total Returns, 5 Years [Percent]	8.20%
Lincoln LifeGoals VUL | LVIPAmericanCenturyLargeCompanyValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Century Large Company Value Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital growth, income is secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	3.78%
Average Annual Total Returns, 5 Years [Percent]	10.37%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Lincoln LifeGoals VUL | LVIPAmericanGrowthAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Growth Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	14.55%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	6.12%
Lincoln LifeGoals VUL | LVIPAmericanPreservationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP American Preservation Fund - Service Class
Portfolio Company Objective [Text Block]	Current income, consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	3.74%
Average Annual Total Returns, 5 Years [Percent]	0.98%
Average Annual Total Returns, 10 Years [Percent]	1.00%
Lincoln LifeGoals VUL | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	17.81%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	9.35%
Lincoln LifeGoals VUL | LVIPBlackRockGlobalAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	13.35%
Lincoln LifeGoals VUL | LVIPBlackRockInflationProtectedBondFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	4.81%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.93%
Lincoln LifeGoals VUL | LVIPBlackRockRealEstateFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Service Class
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	12.79%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	3.59%
Lincoln LifeGoals VUL | LVIPDimensionalInternationalCoreEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional International Core Equity Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.72%
Average Annual Total Returns, 5 Years [Percent]	7.72%
Lincoln LifeGoals VUL | LVIPDimensionalUSCoreEquity1FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	22.36%
Average Annual Total Returns, 5 Years [Percent]	14.59%
Average Annual Total Returns, 10 Years [Percent]	10.69%
Lincoln LifeGoals VUL | LVIPDimensionalUSCoreEquity2FundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 2 Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	21.35%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Lincoln LifeGoals VUL | LVIPFranklinTempletonMultiFactorEmergingMarketsEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.76%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	1.34%
Lincoln LifeGoals VUL | LVIPFranklinTempletonMultiFactorInternationalEquityFundStandardClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor International Equity Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	18.62%
Average Annual Total Returns, 5 Years [Percent]	6.47%
Average Annual Total Returns, 10 Years [Percent]	4.13%
Lincoln LifeGoals VUL | LVIPFranklinTempletonMultiFactorLargeCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	17.09%
Average Annual Total Returns, 5 Years [Percent]	12.53%
Average Annual Total Returns, 10 Years [Percent]	9.79%
Lincoln LifeGoals VUL | LVIPFranklinTempletonMultiFactorSMIDCapEquityFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	6.89%
Lincoln LifeGoals VUL | LVIPJPMorganCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan Core Bond Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.56%
Lincoln LifeGoals VUL | LVIPJPMorganHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP JPMorgan High Yield Fund - Service Class
Portfolio Company Objective [Text Block]	A high level of current income; capital appreciation is the secondary objective.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Lincoln LifeGoals VUL | LVIPLoomisSaylesGlobalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Loomis Sayles Global Growth Fund - Service Class
Portfolio Company Objective [Text Block]	To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.38%
Average Annual Total Returns, 5 Years [Percent]	13.28%
Lincoln LifeGoals VUL | LVIPMacquarieBondFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Bond Fund - Service Class
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.57%
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	1.64%
Lincoln LifeGoals VUL | LVIPMacquarieDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Floating Rate Fund - Service Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	5.31%
Average Annual Total Returns, 5 Years [Percent]	2.13%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Lincoln LifeGoals VUL | LVIPMacquarieDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Diversified Income Fund - Service Class
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	5.94%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	1.80%
Lincoln LifeGoals VUL | LVIPMacquarieHighYieldFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie High Yield Fund - Service Class
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	12.34%
Average Annual Total Returns, 5 Years [Percent]	5.19%
Average Annual Total Returns, 10 Years [Percent]	3.25%
Lincoln LifeGoals VUL | LVIPMacquarieLimitedTermDiversifiedIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Limited-Term Diversified Income Fund - Service Class
Portfolio Company Objective [Text Block]	Maximum total return, consistent with reasonable risk.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	4.68%
Average Annual Total Returns, 5 Years [Percent]	1.56%
Average Annual Total Returns, 10 Years [Percent]	1.36%
Lincoln LifeGoals VUL | LVIPMacquarieMidCapValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Mid Cap Value Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	11.49%
Average Annual Total Returns, 10 Years [Percent]	8.24%
Lincoln LifeGoals VUL | LVIPMacquarieSMIDCapCoreFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie SMID Cap Core Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	16.10%
Average Annual Total Returns, 5 Years [Percent]	11.91%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Lincoln LifeGoals VUL | LVIPMacquarieSocialAwarenessFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Social Awareness Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	29.72%
Average Annual Total Returns, 5 Years [Percent]	15.45%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Lincoln LifeGoals VUL | LVIPMacquarieUSGrowthFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. Growth Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	47.90%
Average Annual Total Returns, 5 Years [Percent]	18.02%
Average Annual Total Returns, 10 Years [Percent]	12.22%
Lincoln LifeGoals VUL | LVIPMacquarieUSREITFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	12.24%
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	5.94%
Lincoln LifeGoals VUL | LVIPMacquarieValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie Value Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	3.18%
Average Annual Total Returns, 5 Years [Percent]	7.78%
Average Annual Total Returns, 10 Years [Percent]	7.54%
Lincoln LifeGoals VUL | LVIPMFSInternationalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Lincoln LifeGoals VUL | LVIPMFSValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP MFS Value Fund - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	8.30%
Lincoln LifeGoals VUL | LVIPMondrianGlobalIncomeFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Service Class
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	3.76%
Average Annual Total Returns, 5 Years [Percent]	(1.16%)
Average Annual Total Returns, 10 Years [Percent]	0.01%
Lincoln LifeGoals VUL | LVIPMondrianInternationalValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	19.81%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	3.19%
Lincoln LifeGoals VUL | LVIPPIMCOLowDurationBondFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP PIMCO Low Duration Bond Fund - Service Class
Portfolio Company Objective [Text Block]	To seek a high level of current income consistent with preservation of capital.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	4.61%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Lincoln LifeGoals VUL | LVIPSSGABondIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Service Class
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	1.23%
Lincoln LifeGoals VUL | LVIPSSGAConservativeIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Conservative Index Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.46%
Average Annual Total Returns, 5 Years [Percent]	5.02%
Average Annual Total Returns, 10 Years [Percent]	3.83%
Lincoln LifeGoals VUL | LVIPSSGAEmergingMarketsEquityIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Emerging Markets Equity Index Fund - Service Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	8.56%
Average Annual Total Returns, 5 Years [Percent]	2.48%
Lincoln LifeGoals VUL | LVIPSSGAInternationalIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Service Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Lincoln LifeGoals VUL | LVIPSSGAMidCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Mid-Cap Index Fund - Service Class
Portfolio Company Objective [Text Block]	Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	11.94%
Lincoln LifeGoals VUL | LVIPSSGAModerateIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderate Index Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.28%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Average Annual Total Returns, 10 Years [Percent]	5.07%
Lincoln LifeGoals VUL | LVIPSSGAModeratelyAggressiveIndexAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Moderately Aggressive Index Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	7.77%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Lincoln LifeGoals VUL | LVIPSSGANasdaq100IndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Nasdaq-100 Index Fund - Service Class
Portfolio Company Objective [Text Block]	Seeks an investment return that approximates as closely as practicable, before fees and expenses, the performance of U.S. common stocks, as represented by the Nasdaq-100® Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	54.11%
Lincoln LifeGoals VUL | LVIPSSGASP500IndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Service Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	25.70%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.49%
Lincoln LifeGoals VUL | LVIPSSGAShortTermBondIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Short-Term Bond Index Fund - Service Class
Portfolio Company Objective [Text Block]	To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	4.91%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Lincoln LifeGoals VUL | LVIPSSGASmallCapIndexFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Service Class
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.21%
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Lincoln LifeGoals VUL | LVIPStructuredConservativeAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Conservative Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A high level of current income, with some consideration given to growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	9.99%
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	3.71%
Lincoln LifeGoals VUL | LVIPStructuredModerateAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Lincoln LifeGoals VUL | LVIPStructuredModeratelyAggressiveAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Structured Moderately Aggressive Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	5.28%
Lincoln LifeGoals VUL | LVIPTRowePriceStructuredMidCapGrowthFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Service Class
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	20.87%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Lincoln LifeGoals VUL | LVIPVanguardBondAllocationFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Bond Allocation Fund - Service Class
Portfolio Company Objective [Text Block]	Total return consistent with the preservation of capital. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	5.73%
Average Annual Total Returns, 5 Years [Percent]	0.33%
Average Annual Total Returns, 10 Years [Percent]	1.02%
Lincoln LifeGoals VUL | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	24.91%
Average Annual Total Returns, 5 Years [Percent]	14.55%
Average Annual Total Returns, 10 Years [Percent]	10.81%
Lincoln LifeGoals VUL | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	6.84%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Lincoln LifeGoals VUL | LVIPWellingtonCapitalGrowthFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington Capital Growth Fund - Service Class
Portfolio Company Objective [Text Block]	Capital growth.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	38.35%
Average Annual Total Returns, 5 Years [Percent]	16.68%
Average Annual Total Returns, 10 Years [Percent]	13.63%
Lincoln LifeGoals VUL | LVIPWellingtonSMIDCapValueFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Wellington SMID Cap Value Fund - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Lincoln LifeGoals VUL | LVIPWesternAssetCoreBondFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Western Asset Core Bond Fund - Service Class
Portfolio Company Objective [Text Block]	Maximize total return.
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.19%
Average Annual Total Returns, 5 Years [Percent]	0.79%
Lincoln LifeGoals VUL | MacquarieVIPAssetStrategySeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Asset Strategy Series - Service Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	3.48%
Lincoln LifeGoals VUL | MacquarieVIPEmergingMarketsSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Emerging Markets Series - Service Class
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.48%
Average Annual Total Returns, 1 Year [Percent]	13.45%
Average Annual Total Returns, 5 Years [Percent]	3.87%
Average Annual Total Returns, 10 Years [Percent]	2.38%
Lincoln LifeGoals VUL | MacquarieVIPEnergySeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Energy Series - Service Class
Portfolio Company Objective [Text Block]	Capital growth and appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	(2.41%)
Lincoln LifeGoals VUL | MacquarieVIPHighIncomeSeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series - Service Class
Portfolio Company Objective [Text Block]	To seek to provide total return through a combination of high current income and capital appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
Lincoln LifeGoals VUL | MacquarieVIPMidCapGrowthSeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Mid Cap Growth Series - Service Class
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	14.63%
Average Annual Total Returns, 10 Years [Percent]	10.47%
Lincoln LifeGoals VUL | MacquarieVIPScienceandTechnologySeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Science and Technology Series - Service Class
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	39.04%
Average Annual Total Returns, 5 Years [Percent]	17.17%
Average Annual Total Returns, 10 Years [Percent]	10.87%
Lincoln LifeGoals VUL | MacquarieVIPSmallCapGrowthSeriesClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Growth Series - Service Class
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	13.11%
Average Annual Total Returns, 5 Years [Percent]	7.89%
Average Annual Total Returns, 10 Years [Percent]	6.28%
Lincoln LifeGoals VUL | MacquarieVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP Small Cap Value Series - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	9.10%
Average Annual Total Returns, 5 Years [Percent]	9.87%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Lincoln LifeGoals VUL | MFSVITGrowthSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Growth Series - Service Class
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	35.51%
Average Annual Total Returns, 5 Years [Percent]	15.59%
Average Annual Total Returns, 10 Years [Percent]	12.69%
Lincoln LifeGoals VUL | MFSVITTotalReturnSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Total Return Series - Service Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.22%
Average Annual Total Returns, 5 Years [Percent]	8.27%
Average Annual Total Returns, 10 Years [Percent]	6.27%
Lincoln LifeGoals VUL | MFSVITUtilitiesSeriesServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Service Class
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(2.33%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	6.13%
Lincoln LifeGoals VUL | MorganStanleyVIFGlobalInfrastructurePortfolioClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Morgan Stanley VIF Global Infrastructure Portfolio - Class II
Portfolio Company Objective [Text Block]	To seek both capital appreciation and current income.
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	4.27%
Average Annual Total Returns, 5 Years [Percent]	6.55%
Average Annual Total Returns, 10 Years [Percent]	4.98%
Lincoln LifeGoals VUL | PIMCOVITAllAssetPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT All Asset Portfolio - Advisor Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management. A fund of funds.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	2.29%
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	3.93%
Lincoln LifeGoals VUL | PIMCOVITCommodityRealReturnStrategyPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT CommodityRealReturn®Strategy Portfolio - Advisor Class
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.58%
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
Lincoln LifeGoals VUL | PIMCOVITDynamicBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Dynamic Bond Portfolio - Advisor Class
Portfolio Company Objective [Text Block]	To seek maximum long-term return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	6.99%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.22%
Lincoln LifeGoals VUL | PIMCOVITEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class
Portfolio Company Objective [Text Block]	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	11.00%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.67%
Lincoln LifeGoals VUL | PutnamVTGeorgePutnamBalancedFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced Fund - Class IB
Portfolio Company Objective [Text Block]	Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.03%
Lincoln LifeGoals VUL | PutnamVTGlobalHealthCareFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Global Health Care Fund - Class IB
Portfolio Company Objective [Text Block]	Capital Appreciation.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.16%
Lincoln LifeGoals VUL | PutnamVTIncomeFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Income Fund - Class IB
Portfolio Company Objective [Text Block]	High current income consistent with what the manager believes to be prudent risk.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	4.69%
Average Annual Total Returns, 5 Years [Percent]	0.37%
Average Annual Total Returns, 10 Years [Percent]	1.43%
Lincoln LifeGoals VUL | PutnamVTLargeCapValueFundClassIBMember
Prospectus:
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value Fund - Class IB
Portfolio Company Objective [Text Block]	Capital growth and current income.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
Lincoln LifeGoals VUL | TempletonForeignVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund - Class 4
Portfolio Company Objective [Text Block]	Long-term capital growth.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	1.18%
Lincoln LifeGoals VUL | TempletonGlobalBondVIPFundClass4Member
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund - Class 4
Portfolio Company Objective [Text Block]	High current income consistent with preservation of capital; capital appreciation is a secondary objective.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.82%
Average Annual Total Returns, 5 Years [Percent]	(2.23%)
Average Annual Total Returns, 10 Years [Percent]	(0.76%)
Lincoln LifeGoals VUL | VanEckVIPGlobalResourcesFundClassSSharesMember
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund - Class S Shares
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in global resource securities.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Lincoln LifeGoals VUL | VirtusNewfleetMultiSectorIntermediateBondSeriesClassASharesMember
Prospectus:
Portfolio Company Name [Text Block]	Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Portfolio Company Objective [Text Block]	Long-term total return.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	3.19%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Lincoln LifeGoals VUL | LVIPMacquarieREITFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	LVIP Macquarie U.S. REIT Fund - Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Lincoln LifeGoals VUL | PolicyLoansMember
Prospectus:
Optional Benefit Charge, Description [Text Block]	Policy Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Annually
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense, Footnotes [Text Block]	Although deducted annually, interest accrues daily. When you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s General Account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 0.25% in all Policy Years.
Principal Risk [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. There may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
Name of Benefit [Text Block]	Policy Loans
Purpose of Benefit [Text Block]	Borrow against the Surrender Value of your Policy.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge.•Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account.
Name of Benefit [Text Block]	Policy Loans
Operation of Benefit [Text Block]	Policy Loans. Outstanding Policy Loans and accrued interest reduce the Policy's death benefit and Accumulation Value. We may limit the amount of your loan so that total Debt under the Policy will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. If at any time the total Debt against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy's value exceeds your basis in the Policy. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. There may be adverse tax consequences if your Policy lapses with an outstanding loan balance. Please see “POLICY LOANS” section for additional information.
Lincoln LifeGoals VUL | NoLapseProtectionMember
Prospectus:
Name of Benefit [Text Block]	No-Lapse Protection
Purpose of Benefit [Text Block]	Provides No-Lapse protection until Target Age if the minimum Premium requirement is met each year.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Available at issue.•Must meet the No-Lapse test.•If Death Benefit Option changes this provision terminates.•Automatically terminates at the end of the No-Lapse Period.•Please see additional information under the Lapses and Reinstatement section.
Name of Benefit [Text Block]	No-Lapse Protection
Lincoln LifeGoals VUL | OverloanProtectionMember
Prospectus:
Name of Benefit [Text Block]	Overloan Protection
Purpose of Benefit [Text Block]	Provides that your Policy will not lapse solely based on Debt exceeding the Cash Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Automatically issued at Policy purchase. To activate the benefit:•The overloan conditions must be met for the benefit to activate.Once activated the following changes will be made to your Policy:•We will no longer allow Premium Payments, Withdrawals or additional loans.•The Separate Account Value will be transferred to the Loan Account.•Please see additional information under the Lapses and Reinstatement section.
Name of Benefit [Text Block]	Overloan Protection
Lincoln LifeGoals VUL | AutomaticRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing
Purpose of Benefit [Text Block]	To periodically restore Sub-Account exposure to a pre-determined level selected by the policyholder to reduce potential risk exposure to market volatility.Optional
Brief Restrictions / Limitations [Text Block]	•Is available on a quarterly, semi-annual and annual basis.
Name of Benefit [Text Block]	Automatic Rebalancing
Operation of Benefit [Text Block]	Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The pre-determined level is the allocation initially selected on the allocation form provided by us, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts as a result of Automatic Rebalancing do not count against the number of free transfers available.Automatic Rebalancing provides a method for reestablishing fixed proportions among your allocations to your Sub-Accounts on a systematic basis. Automatic Rebalancing helps to maintain your allocation among market segments, although it entails reducing your policy values allocated to the better performing segments. Therefore, you should carefully consider market conditions and the investment objectives of each Sub-Account and Underlying Fund at the time you make your Premium Payment allocations which will also be used for Automatic Rebalancing.
Automatic Rebalancing is available on a quarterly, semi-annual and annual basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office.
Lincoln LifeGoals VUL | Option1DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
1	The Life Insurance Amount on the date of the Insured’s death.	None, level death benefit

Lincoln LifeGoals VUL | Option2DeathBenefitMember
Prospectus:
Standard Death Benefit [Text Block]
2	The Life Insurance Amount on the date of the Insured’s death plus the Accumulation Value on the date of death, less any Withdrawals processed after the Insured’s date of death.	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the Sub-Accounts.